Supplemental information on oil and gas producing activities - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance	[1]	1,727	1,659		1,598
Proved reserves, Revisions of previous estimates	[2]	83	121		175
Proved reserves, Improved recovery		94	129		73
Proved reserves, Purchases		164	0		4
Proved reserves, Extensions and discoveries		67	57		43
Proved reserves, Production		(242)	(239)		(234)
Closing balance		1,893	1,727	[1]	1,659	[1]
Proved developed reserves: Opening balance		1,389	1,372		1,329
Proved developed reserves: Closing balance		1,365	1,389		1,372
Proved undeveloped reserves: Opening balance		338	287		269
Proved undeveloped reserves: Closing balance		529	338		287
Gas [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance	[1]	3,002	3,254		3,218
Proved reserves, Revisions of previous estimates	[2]	51	(4)		294
Proved reserves, Improved recovery		3	4		4
Proved reserves, Purchases		126	0		2
Proved reserves, Extensions and discoveries		2	18		0
Proved reserves, Production		(278)	(270)		(264)
Closing balance		2,906	3,002	[1]	3,254	[1]
Proved developed reserves: Opening balance		2,882	3,158		3,131
Proved developed reserves: Closing balance		2,662	2,882		3,158
Proved undeveloped reserves: Opening balance		119	96		87
Proved undeveloped reserves: Closing balance		244	119		96
Oil [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance	[1]	1,200	1,088		1,033
Proved reserves, Revisions of previous estimates	[2]	74	121		124
Proved reserves, Improved recovery		94	128		72
Proved reserves, Purchases		142	0		3
Proved reserves, Extensions and discoveries		66	54		44
Proved reserves, Production		(193)	(191)		(188)
Closing balance		1,383	1,200	[1]	1,088	[1]
Proved developed reserves: Opening balance		883	818		779
Proved developed reserves: Closing balance		898	883		818
Proved undeveloped reserves: Opening balance		317	270		254
Proved undeveloped reserves: Closing balance		486	317		270

[1]	The values for 2019 were not rounded for presentation purposes.
[2]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.